NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details Narrative)		1 Months Ended					9 Months Ended	12 Months Ended
	Jan. 13, 2020 USD ($)	Sep. 20, 2020 USD ($) integer shares	Jul. 31, 2020 USD ($) $ / shares shares	Jan. 13, 2020 USD ($)	Apr. 29, 2019 USD ($) shares	Mar. 25, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 29, 2020 USD ($)	Aug. 21, 2020 USD ($)	May 22, 2020 USD ($)	May 01, 2020 $ / shares	Apr. 28, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 24, 2020 USD ($)	Mar. 08, 2020 USD ($)	Mar. 01, 2020 $ / shares	Feb. 27, 2020 USD ($)	Dec. 04, 2018 USD ($)	Nov. 16, 2018 USD ($)	Oct. 24, 2018 USD ($)	Oct. 02, 2018 USD ($)	Aug. 21, 2018 USD ($)	Jan. 04, 2018 USD ($)	Dec. 05, 2017 USD ($)	Nov. 27, 2017 USD ($)	Sep. 18, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 07, 2017 USD ($)
Gain on the conversion								$ 1,349	$ 0
Convertible notes payable related interest								1,349
Unamortized discount								$ 0	38,920	$ 0
Issuance of common stock for notes payable and accrued interest | shares								17,062
Common stock issued for debt and interest conversion								$ 8,531	0
Interest expense on notes payable								2,242
Interest expense on credit card debt								7,849
Payments of notes payable								$ 6,611	4,764
Common shares converted debt, shares | shares								113,377
Common shares converted debt amount							$ 56,895
Common stock price per share | $ / shares								$ 0.50
Montse Zaman [Member]
Common stock price per share | $ / shares										$ 0.000025				$ 0.000025
OCHC LLC [Member] | Restricted Stock [Member]
Conversion rate | $ / shares								$ 0.50
Common shares converted debt amount								$ 3,155
Munti Consulting LLC [Member]
Common stock price per share | $ / shares										$ 0.000025
Mike Zaman [Member]
Accrued interest										$ 3,503
Note payable								$ 760
Conversion rate | $ / shares								$ 0.50
Common stock price per share | $ / shares										$ 0.000025				$ 0.000025
Note payable								$ 760
Payments on convertible notes payable, related party				$ 760
Willy A Saint-Hilaire [Member]
Unamortized discount											$ 23,175
Common stock price per share | $ / shares										0.000025									$ 0.000025
Chris Knudsen [Member]
Common stock price per share | $ / shares										0.000025
Richard W. LeAndro [Member]
Common stock price per share | $ / shares										$ 0.000025
Convertible Notes Payable [Member] | Willy A Saint-Hilaire Two [Member]
Accrued interest			$ 75
Note payable			$ 1,581														$ 652
Conversion rate | $ / shares			$ 0.50
Common shares converted debt, shares | shares			3,312
Common shares converted debt amount			$ 1,656
Common stock price per share | $ / shares								$ 0.50
Interest rate																	12.00%
Note payable										$ 0
Convertible Notes Payable [Member] | Willy A Saint-Hilaire One [Member]
Accrued interest			75
Note payable			$ 1,581														$ 400
Conversion rate | $ / shares			$ 0.50
Common shares converted debt, shares | shares			3,312
Common shares converted debt amount			$ 1,656
Interest rate																	12.00%
Note payable										0
Convertible Notes Payable [Member] | Mike Zaman 5 [Member]
Note payable								$ 760
Convertible Notes Payable [Member] | Montse Zaman [Member]
Note payable										2,000
Note payable										4,000
Convertible Notes Payable [Member] | OCHC LLC [Member]
Common stock price per share | $ / shares						$ 0.50
Accrued interest						$ 163
Debt conversion, Shares issued | shares						6,315
Loan amount								3,155													$ 631	$ 631	$ 631	$ 631	$ 631
Convertible Notes Payable [Member] | Kevin Wiltz [Member]
Payments of notes payable								1,500
Conversion rate | $ / shares						$ 0.50
Accrued interest																												$ 238
Debt conversion, Shares issued | shares						3,000
Note payable																												$ 1,500
Accrued interest paid								238
Convertible Notes Payable [Member] | Munti Consulting LLC [Member] | On October 3, 2018 and December 19, 2018 [Member]
Debt conversion, Shares issued | shares					90,000
Accrued interest, Outstanding					$ 2,571
Debt conversion, converted amount					45,000
Debt conversion, Accrued interest					$ 170
Convertible Notes Payable [Member] | Mike Zaman [Member]
Note payable								760
Loan amount									3,478
Accrued interest, Outstanding								3,503
Debt conversion, converted amount								2,718
Debt conversion, Accrued interest forgiven by holder								9,282
Payments on convertible notes payable, related party	$ 760
Convertible Notes Payable [Member] | Willy A Saint-Hilaire [Member]
Unamortized discount		$ 1,931
Accrued interest			744
Note payable		$ 23,175	$ 14,500														$ 500	$ 1,581		$ 14,500
Conversion rate | $ / shares			$ 0.50
Common shares converted debt, shares | shares		23,175	30,488
Common shares converted debt amount		$ 23,175	$ 15,244
Interest rate																	12.00%	12.00%		12.00%
Monthly installments | integer		12
Note payable										23,175
Convertible Notes Payable [Member] | Chris Knudsen [Member]
Payments of notes payable								1,031
Conversion rate | $ / shares						$ 0.50
Accrued interest																													$ 65	$ 37	$ 103
Debt conversion, Shares issued | shares						2,062
Note payable																													$ 200	$ 200	$ 631
Accrued interest paid								205
Convertible Notes Payable [Member] | Richard W. LeAndro [Member]
Payments of notes payable								6,000
Conversion rate | $ / shares						$ 0.50
Accrued interest																										$ 438	$ 468
Debt conversion, Shares issued | shares						12,000
Note payable																										$ 3,000	$ 3,000
Accrued interest paid								906
Convertible Notes Payable Three [Member] | Willy A Saint-Hilaire [Member]
Accrued interest			2
Note payable			652
Convertible Notes Payable Two [Member] | Willy A Saint-Hilaire [Member]
Accrued interest			17
Note payable			400
Convertible Notes Payable One [Member] | Willy A Saint-Hilaire [Member]
Accrued interest			21
Note payable			$ 500
Conversion rate | $ / shares			$ 0.50
Common shares converted debt, shares | shares			3,184
Common shares converted debt amount			$ 1,592
Convertible Promissory Note [Member] | Montse Zaman [Member]
Payments of notes payable								293
Interest rate													12.00%		12.00%	12.00%
Accrued interest									87
Note payable									$ 293	$ 4,000			$ 1,500		$ 4,000	$ 5,000
Notes paid			$ 800										$ 700
Pincipal reduction payment												$ 1,000			$ 2,000
Accrued interest, Outstanding								$ 87